Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Employee Benefit Plans
The Company offers various postretirement benefits to its employees.
The components of benefit plan expense consisted of the following:

(in thousands)	Three months ended March 31,
	2011	2010
Interest cost	$885	$761
Expected return on plan assets, net of expenses	(741)	(610)
Actuarial (gain)/loss	16

Total for defined benefit plans	160	151
Supplemental executive retirement plan ("SERP")	488	441
Defined contribution plans	4,745	3,905

Total	$5,393	$4,497

We contributed $0.3 million to fund current benefit payments for our nonqualified supplemental executive retirement plan ("SERP") during the first quarter 2011. We anticipate contributing $1.8 million to fund the SERP's benefit payments during the remainder of fiscal 2011. We made contributions totaling $6.0 million to our SNI Pension Plan in the second quarter 2011.

Defined Benefit Plans
We sponsor a defined benefit pension plan covering a majority of our employees. Expense recognized in relation to this defined benefit retirement plan is based upon actuarial valuations and inherent in those valuations are key assumptions including discount rates, and where applicable, expected returns on assets and projected future salary rates. The discount rates used in the valuation of our defined benefit pensions are evaluated annually based on current market conditions. Benefits are generally based upon the employee’s compensation and years of service.
We also have a nonqualified supplemental executive retirement plan (“SERP”). The SERP, which is unfunded, provides defined pension benefits in addition to the defined benefit from the defined benefit pension plan to eligible executives based on average earnings, years of service and age at retirement.
For periods prior to July 1, 2008, our financial statements were presented on a carve-out basis, and reported pension costs and obligations included amounts attributed to E. W. Scripps’ historical Lifestyle Media and Interactive Services businesses as well as estimates to account for the inclusion of corporate employees.
Following the Separation, The Employee Matters Agreement provided for the participation of our employees in certain benefit plans of E. W. Scripps, including the E.W. Scripps pension, retirement and investment and supplemental executive retirement plans, during a transition period ending on December 31, 2008. Following the Separation, our pension costs and pension obligations were actuarially determined based upon the actual number of individuals employed by SNI. Since the actuarially determined amounts differ from the estimates that are being reported in our carve-out financial statements for periods prior to July 1, 2008, the footnote presentation below reflects the actual number of individuals employed by SNI for each period presented. The line captioned “actuarial adjustment related to the separation”, that are reported in the tables below, reflect the impacts of E. W. Scripps corporate employees that became employees of SNI effective July 1, 2008.
The Employee Matters Agreement also provided a structural framework for the employee benefit plans and programs established by us. During 2009, the Scripps Networks Interactive, Inc. Pension Plan (“SNI Pension Plan”) and the Scripps Networks Interactive, Inc. SERP were established, after which the actuarial-determined values of the assets and liabilities attributable to certain plan assets or account balances related to SNI employees were transferred to our new plans. The line captioned “actuarial adjustment related to the separation” for 2009 reflects the difference in the actual plan assets transferred to the SNI pension plan and the plan asset amounts that were estimated as of December 31, 2008.
In the fourth quarter of 2009, we amended the SNI Pension Plan. In accordance with the provisions of the SNI Pension Plan amendment, no additional service benefits will be earned by participants in the SNI Pension Plan after December 31, 2009. The amount of eligible compensation that is used to calculate a plan participant’s pension benefit will continue to include any compensation earned by the employee through December 31, 2019. After December 31, 2019, all plan participants will have a frozen pension benefit.
The measurement date used for the retirement plans is December 31. The components of the expense consisted of the following:

(in thousands)	For the years ended December 31,
	Defined Benefit Plans			SERP
	2010	2009	2008	2010	2009	2008
Service cost		$5,137	$5,403		$1,680	$2,211
Interest cost	$3,092	3,539	3,221	$1,527	1,650	1,786
Expected return on plan assets	(2,575)	(1,971)	(2,591)
Amortization of prior service cost (credit)		163	163		(82)	(81)
Settlement (gain)/loss				304
Amortization of net (gain)/loss		632	341	137	561	1,418
Curtailments		993			(447)

Total for defined benefit plans	$517	$8,493	$6,537	$1,968	$3,362	$5,334

Assumptions used in determining the annual retirement plans expense were as follows:

	Defined Benefit Plans			SERP
	2010	2009	2008	2010	2009	2008
Discount rate	6.20%	6.25%	6.25%	6.00%	6.25%	6.25%
Long-term rate of return on plan assets	7.50%	7.50%	8.25%	N/A	N/A	N/A
Increase in compensation levels	4.10%	4.40%	7.40%	4.10%	4.40%	7.40%
The discount rate used to determine our future pension obligations is based on a dedicated bond portfolio approach that includes securities rated Aa or better with maturities matching our expected benefit payments from the plans. The increase in compensation levels assumption is based on actual past experience and the near-term outlook.
The expected long-term rate of return on plan assets is based upon the weighted-average expected rate of return and capital market forecasts for each asset class employed. Our expected rate of return on plan assets also considers our historical compounded return on plan assets for 10 and 15 year periods, which exceed our current forward-looking assumption.
Obligations and Funded Status – Defined benefit plans pension obligations and funded status are actuarially valued as of the end of each fiscal year. The following table presents information about our employee benefit plan assets and obligations:

(in thousands)	For the years ended December 31,
	Defined Benefit Plans		SERP
	2010	2009	2010	2009
Accumulated benefit obligation	$55,483	$42,754	$26,849	$22,159

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$51,295	$47,076	$25,541	$22,127
Service cost		5,137		1,680
Interest cost	3,092	3,539	1,527	1,650
Benefits paid	(708)	(225)	(228)	(2,318)
Actuarial losses (gains)	10,695	5,439	5,376	5,180
Curtailments		(9,671)		(2,778)
Settlements			(751)

Projected benefit obligation at end of year	64,374	51,295	31,465	25,541

Plan assets:
Fair value at beginning of year	33,963	24,339
Actual return on plan assets	4,857	5,656
Company contributions	3,000	3,000	2,880	2,318
Benefits paid	(708)	(225)	(228)	(2,318)
Settlements			(2,652)
Actuarial adjustment related to the separation		1,193

Fair value at end of year	41,112	33,963	—	—

Over / (under) funded status	$(23,262)	$(17,332)	$(31,465)	$(25,541)

Amounts recognized as assets and liabilities in the consolidated balance sheets:
Current liabilities			$(2,144)	$(2,575)
Non-current liabilities	$(23,262)	$(17,332)	(29,321)	(22,966)

Total	$(23,262)	$(17,332)	$(31,465)	$(25,541)

Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net (gain) / loss	$8,930	$517	$14,093	$6,968

Other changes in plan assets and benefit obligations recognized in net periodic benefit cost other comprehensive loss (income) consist of:

(in thousands)	For the years ended December 31,
	Defined Benefit Plans		SERP
	2010	2009	2010	2009
Net actuarial loss (gain)	$8,413	$1,755	$7,566	$4,890
Amortization of net gain (loss)		(632)	(137)	(561)
Amortization of prior service credit (cost)		(163)		82
Other AOCI adjustments: unrecognized loss		(9,671)		(2,778)
Other AOCI adjustments: recognized loss			(304)
Other AOCI adjustments: recognized prior service cost		(993)		447

Total recognized in other comprehensive loss (income)	8,413	(9,704)	7,125	2,080
Net periodic benefit cost	517	8,493	1,968	3,362

Total recognized in net periodic benefit cost and other comprehensive income	$8,930	$(1,211)	$9,093	$5,442

We expect to recognize amortization from accumulated other comprehensive income into net periodic benefit costs of $0.3 million and $0.1 million for the net actuarial loss during 2011 related to our non-qualified SERP plan and our defined benefit plan, respectively.
Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows:

(in thousands)	For the years ended December 31,
	Defined Benefit Plans		SERP
	2010	2009	2010	2009
Accumulated benefit obligation	$55,483	$42,754	$26,849	$22,159
Fair value of plan assets	41,112	33,963	—	—
Information for pension plans with a projected benefit obligation in excess of plan assets was as follows:

(in thousands)	For the years ended December 31,
	Defined Benefit Plans		SERP
	2010	2009	2010	2009
Projected benefit obligation	$64,374	$51,295	$31,465	$25,541
Fair value of plan assets	41,112	33,963	—	—
Assumptions used to determine the defined benefit plans benefit obligations were as follows:

	For the years ended December 31,
	Defined Benefit Plans		SERP
	2010	2009	2010	2009
Discount rate	5.60%	6.20%	5.50%	6.00%
Rate of compensation increases	4.10%	4.30%	4.10%	4.30%
Plan Assets – Our investment policy is to maximize the total rate of return on plan assets to meet the long-term funding obligations of the plan. Plan assets are invested using a combination of active management and passive investment strategies. Risk is controlled through diversification among multiple asset classes, managers, styles, and securities. Risk is further controlled both at the manager and asset class level by assigning return targets and evaluating performance against these targets. Information related to our pension plan asset allocations by asset category were as follows:

	Target Allocations for 2011	Percentage of plan assets as of December 31,
		2010	2009
US equity securities	27%	37%	54%
Non-US equity securities	39	29	13
Real estate	4	4	2
Fixed-income securities	30	30	31

Total	100%	100%	100%

U.S. equity securities include common stocks of large, medium, and small companies which are predominantly U.S. based. Non U.S. equity securities include companies domiciled outside the U.S. which are in various industries and countries and through a range of market capitalizations. Fixed-income securities include securities issued or guaranteed by the U.S. government and corporate debt obligations, as well as investments in hedge fund products. Real estate investments include but are not limited to investments in office, retail, apartment and industrial properties.

Fair Value Measurements – Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Plan assets are classified in one of the three levels which are described below:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•	Level 2 — Inputs, other than quoted market prices in active markets, that are observable either directly or indirectly.

•	Level 3 — Unobservable inputs based on our own assumptions.
The following table sets forth our plan asset categories that are measured at fair value on a recurring basis at December 31, 2010 and the level of inputs utilized for fair value.

(in thousands)	As of December 31, 2010
	Total	Level 1	Level 2	Level 3
US equity securities
Common/collective trust funds	$15,176		$15,176
Non-US equity securities
Common/collective trust funds	11,983		11,983
Fixed income securities
Common/collective trust funds	12,394		12,394
Hedge funds	19			$19
Real estate
Common/collective trust funds	1,519			1,519

Subtotal	$41,091		$39,553	$1,538
Cash	21	$21

Total	$41,112	$21	$39,553	$1,538

The following table sets forth our plan asset categories that are measured at fair value on a recurring basis at December 31, 2009 and the level of inputs utilized for fair value.

(in thousands)	As of December 31, 2009
	Total	Level 1	Level 2	Level 3
US equity securities
Common/collective trust funds	$18,368		$18,368
Non-US equity securities
Common/collective trust funds	4,436		4,436
Fixed income securities
Common/collective trust funds	10,236		10,236
Hedge funds	169			$169
Real estate
Common/collective trust funds	733			733

Subtotal	$33,942		$33,040	$902
Cash	21	$21

Total	$33,963	$21	$33,040	$902

Common/collective trust funds are typically valued at their net asset values that are calculated by the investment manager or sponsor of the fund and have daily or monthly liquidity.
Some of our assets, real estate and hedge funds, do not have readily determinable market values given the specific investment structures involved and the nature of the underlying investments. For assets without readily determinable values, estimates were derived from investment manager discussions focusing on underlying fundamentals and significant events. For those investments reported on a one-quarter lagged basis (real estate) we use net asset values, adjusted for subsequent cash flows and significant events. The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2010:

(in thousands)
	January 1, 2010 Balance	Net Realized and Unrealized Gains/ (Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 31, 2010 Balance
Fixed income securities
Hedge funds	$169	$(85)	$(65)	$	$19
Real estate
Common/collective trust funds	733	36	750		1,519

Total	$902	$(49)	$685	$	$1,538

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2009:

(in thousands)
	January 1, 2009 Balance	Net Realized and Unrealized Gains/ (Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 31, 2009 Balance
Fixed income securities
Hedge funds	$432	$(85)	$(178)	$	$169
Real estate
Common/collective trust funds	1,225	(492)			733

Total	$1,657	$(577)	$(178)	$	$902

Cash Flows – We anticipate contributing $2.1 million to fund current benefit payments for the non-qualified SERP plan in 2011. In addition, we anticipate making contributions to the SNI Pension Plan totaling $1.4 million in 2011.
The estimated future benefit payments expected to be paid for the next ten years are as follows:

(in thousands)	Defined Benefit Plans	SERP
2011	$3,238	$2,144
2012	4,144	3,764
2013	4,110	3,092
2014	3,910	2,568
2015	3,917	2,941
2016 - 2019	22,476	10,841
Defined Contribution Retirement Plans
Substantially all employees of the Company are also covered by a company-sponsored defined contribution plan (“DC Plan”). The Company matches a portion of employees’ voluntary contribution to this plan. Effective January 1, 2010, the Company began making additional contributions to eligible employee’s 401K accounts in accordance with enhanced provisions to the DC Plan. The amount contributed to each employee’s account is a percentage of the employee’s total eligible compensation based upon their age and service with the Company as of the first day of each year. Expense related to our defined contribution plans was $12.4 million in 2010, $2.8 million in 2009, and $2.6 million in 2008.